CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts payable (in dollars)	$ 25,236	$ 18,677
Advance from customers (in dollars)	10,979	10,263
Accrued expenses and other current liabilities (in dollars)	25,069	15,560
Ordinary shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Ordinary shares, shares authorized	707,825,710	707,825,710
Ordinary shares, shares issued	100,354,801	99,194,991
Ordinary shares, shares outstanding	96,617,349	99,194,991
Treasury stock, shares	3,737,452	0
Consolidated VIEs
Accounts payable (in dollars)	23	36
Advance from customers (in dollars)	0	4
Accrued expenses and other current liabilities (in dollars)	$ 2,251	$ 1,449